Fair Value Measurements - Schedule of Fair Value of Variable and Fixed Rate Long-Term Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Fair value [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	$ 7,717,670
Fair value [Member] | Russian ruble [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	4,817,314
Fair value [Member] | U.S. Dollar [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	2,468,734
Fair value [Member] | Euro [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	430,135
Fair value [Member] | Turkish lira [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	1,487
Level 1 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	2,039,688
Level 1 [Member] | Russian ruble [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	2,039,688
Level 2 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	3,157,375
Level 2 [Member] | Russian ruble [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	1,023,523
Level 2 [Member] | U.S. Dollar [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	1,759,015
Level 2 [Member] | Euro [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	374,837
Level 3 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	2,520,607
Level 3 [Member] | Russian ruble [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	1,754,103
Level 3 [Member] | U.S. Dollar [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	709,719
Level 3 [Member] | Euro [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	55,298
Level 3 [Member] | Turkish lira [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	1,487
Carrying value incl. interest accrued [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	8,012,772
Carrying value incl. interest accrued [Member] | Russian ruble [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	5,098,403
Carrying value incl. interest accrued [Member] | U.S. Dollar [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	2,479,536
Carrying value incl. interest accrued [Member] | Euro [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	433,346
Carrying value incl. interest accrued [Member] | Turkish lira [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	$ 1,487